Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration

NOTE 13 – CONCENTRATION

The Company purchases all of its inventory from one vendor in Germany. Although, there were no purchases from this vendor during the nine-month periods ended September 30, 2014 and 2013, outstanding payables to this vendor were $86,255 as of September 30, 2014 and December 31, 2013.

NOTE 14 – CONCENTRATION

The Company purchases all of its inventory from one vendor in Germany. Although there were no purchases from this vendor for the years ended December 31, 2013 and 2012, outstanding payables to this vendor were $86,255 as of December 31, 2013 and 2012.